GMO Emerging Markets Fund Expense Example - GMO Emerging Markets Fund	Feb. 28, 2026 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,355
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,276
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,230
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,207
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,355
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	$ 1,501